Average Annual Total Returns - FidelityConservativeIncomeMunicipalBondFund-RetailPro - FidelityConservativeIncomeMunicipalBondFund-RetailPro - Fidelity Conservative Income Municipal Bond Fund	Mar. 01, 2025
Fidelity Conservative Income Municipal Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	3.30%
Past 5 years	1.62%
Past 10 years	1.35%
Fidelity Conservative Income Municipal Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.30%
Past 5 years	1.62%
Past 10 years	1.34%
Fidelity Conservative Income Municipal Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.30%
Past 5 years	1.63%
Past 10 years	1.34%
LB015
Average Annual Return:
Past 1 year	1.05%
Past 5 years	0.99%
Past 10 years	2.25%
F1872
Average Annual Return:
Past 1 year	3.10%
Past 5 years	1.58%
Past 10 years	1.31%
LB319
Average Annual Return:
Past 1 year	2.71%
Past 5 years	1.39%
Past 10 years	1.30%